Notes and Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes and Convertible Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

SBA Disaster Relief Loans	$450,000	$450,000
Leaf Capital Note Payable, August 2024	46,594	74,550
1800 Diagonal Note Payable VIII, July 2025	44,015	176,061
1800 Diagonal Note Payable IX, October 2025	68,908	110,252
Vanquish Note Payable I, November 2025	137,816	137,816
Jacobs Note Payable, January 2026	25,000	—
Evergreen Note Payable, January 2026	240,000	—
Vanquish Note Payable II, January 2026	170,016	—
Face value of notes payable	1,182,349	948,679
Less: unamortized discounts	(210,734)	(109,027)
Notes payable, total	971,615	839,652
Less: long term portion	(450,000)	(450,000)
Notes payable, current portion	$521,615	$389,652

Notes payable as of December 31, 2025 and 2024 were as follows:

	2025	2024

SBA Disaster Relief Loans	$450,000	$450,000
1800 Diagonal Note Payable IV, April 2024	–	36,064
Leaf Capital Note Payable, August 2024	74,550	177,055
1800 Diagonal Note Payable VIII, July 2025	176,061	–
1800 Diagonal Note Payable IX, October 2025	110,252	–
1800 Diagonal Note Payable X, November 2025	137,816
Face value of notes payable	948,679	663,119
Less: unamortized discounts	(109,027)	(27,414)
Notes payable, total	839,652	635,705
Less: long term portion	(450,000)	(508,610)
Notes payable, current portion	$389,652	$127,095

Schedule of Net Amortized Value	Such notes payable that are carried at net amortized value were comprised of the following as of March 31, 2026 and December 31, 2025:
		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
Date	Date	2026	2025	2026	2025	2026	2025
08/01/24	07/31/26	$46,594	$74,550	$(3,655)	$(6,620)	$42,939	$67,929
07/29/25	05/30/26	44,015	176,061	(12,200)	(30,499)	31,815	145,562
10/03/25	08/15/26	68,908	110,252	(19,803)	(32,812)	49,105	77,441
11/10/25	08/30/26	137,816	137,816	(24,556)	(39,096)	113,260	98,720
01/14/26	01/14/27	25,000	—	(7,680)	—	17,320	—
01/22/26	07/16/26	240,000	—	(90,223)	—	149,777	—
01/27/26	11/15/26	170,016	—	(52,617)	—	117,399	—
		$732,349	$498,679	$(210,734)	$(109,027)	$521,615	$389,652
Such notes payable that are carried at net amortized value were comprised of the following as of December 31, 2025 and 2024:
		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	December 31,		December 31,		December 31,
Date	Date	2025	2024	2025	2024	2025	2024
04/24/24	02/28/25	$–	$36,064	$–	$(8,772)	$–	$27,292
08/01/24	07/31/26	74,549	177,055	(6,620)	(18,642)	67,929	158,413
01/16/25	11/15/25	–	–	–	–	–	–
01/24/25	11/30/25	–	–	–	–	–	–
02/14/25	12/15/25	–	–	–	–	–	–
07/29/25	05/30/26	176,061	–	(30,499)	–	145,562	–
10/03/25	08/15/26	110,253	–	(32,812)	–	77,441	–
11/10/25	08/30/26	137,816	–	(39,096)	–	98,720	–
		$498,679	$213,119	$(109,027)	$(27,414)	$389,652	$185,705

Schedule of Amortization of Debt Discount and Repayments

Amortization of debt discount on such notes payable during the three months ended March 31, 2026 and 2025 was as follows:

Inception	Maturity	Principal	Three Months Ended March 31,
Date	Date	Amount	2026	2025
04/24/24	02/28/25	$180,320	$—	$8,772
08/01/24	07/31/26	223,649	2,964	2,964
01/16/25	01/15/25	168,728	—	18,932
01/24/25	01/30/25	112,746	—	9,615
02/14/25	12/15/25	136,528	—	5,407
07/29/25	05/30/26	176,061	18,299	—
10/03/25	08/15/26	137,816	13,009	—
11/10/25	08/30/26	137,816	14,540	—
01/14/26	01/14/27	25,000	2,020	—
01/22/26	07/16/26	240,000	20,657	—
01/27/26	11/15/26	170,016	14,475	—
			$85,964	$45,690

Repayments on such notes payable during the three months ended March 31, 2026 and 2025 were as follows:

Inception	Maturity	Principal	Three Months Ended March 31,
Date	Date	Amount	2026	2025
04/24/24	02/28/25	$180,320	$—	$36,064
01/16/25	11/15/25	168,728	—	33,746
02/14/25	12/15/25	136,528	—	13,652
08/01/24	07/31/26	223,649	27,956	27,956
07/29/25	05/30/26	176,061	132,046	—
10/03/25	08/15/26	137,816	41,345	—
			$201,347	$111,418

Amortization of debt discount on such notes payable during the years ended December 31, 2025 and 2024 was as follows:

Inception	Maturity	Principal	Year Ended December 31,
Date	Date	Amount	2025	2024
08/08/23	06/30/24	$162,131	$–	$13,098
11/03/23	09/03/24	378,000	–	49,400
12/12/23	10/15/24	162,131	–	34,840
12/13/23	09/03/24	189,000	–	61,518
04/24/24	02/28/25	180,320	8,772	36,548
08/01/24	07/31/26	223,649	12,022	5,007
01/16/25	11/15/25	168,728	83,643	–
01/24/25	11/30/25	112,746	48,074	–
02/14/25	12/15/25	136,528	43,302	–
07/29/25	05/30/26	176,061	31,516	–
10/03/25	08/15/26	137,816	12,864	–
11/10/25	08/30/26	137,816	8,239	–
			$248,432	$200,411

Repayments on such notes payable during the years ended December 31, 2025 and 2024 were as follows:

Inception	Maturity	Principal	Year Ended December 31,
Date	Date	Amount	2025	2024
08/08/23	06/30/24	$162,131	$–	$97,279
11/03/23	09/03/24	378,000	–	302,400
12/12/23	10/15/24	162,131	–	162,131
12/13/23	09/03/24	189,000	–	189,000
04/24/24	02/28/25	180,320	36,064	144,256
08/01/24	07/31/26	223,649	102,506	46,594
01/16/25	11/15/25	168,728	168,728	–
01/24/25	11/30/25	112,746	112,746	–
02/14/25	12/15/25	136,528	136,528	–
07/29/25	05/30/26	176,061	–	–
10/03/25	08/15/26	137,816	27,563	–
11/10/25	08/30/26	137,816	–	–
			$584,135	$941,660